SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Recently Adopted Accounting Pronouncements (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Non-current Liabilities [Abstract]
Convertible notes	$ 3,338,750	$ 3,475,708
Shareholders' Equity [Abstract]
Additional paid-in capital	14,559,690	14,622,292
Accumulated deficit	$ (8,745,541)	(7,201,498)
Adjusted Balance [Member] | ASU 2020-06 [Member]
Non-current Liabilities [Abstract]
Convertible notes		4,173,467
Shareholders' Equity [Abstract]
Additional paid-in capital		13,810,809
Accumulated deficit		(7,087,774)
Adjustment [Member] | ASU 2020-06 [Member]
Non-current Liabilities [Abstract]
Convertible notes		697,759
Shareholders' Equity [Abstract]
Additional paid-in capital		(811,483)
Accumulated deficit		$ 113,724